Reverse Recapitalizations (Details)	6 Months Ended
Jun. 30, 2026 USD ($) $ / shares shares
Reverse Recapitalizations [Line Items]
Vine Hill public warrants assumed	10,999,993
Gross cash proceeds from PIPE financing | $	$ 49,000,000
Payment of placement fee | $	2,500,000
Transaction Costs | $	40,700,000
Charge of settle historic liability | $	6,100,000
Cash received from net cash | $	13,800,000
Fair value assumption | $	$ 1,045,000
Exercise price | $ / shares	$ 11.5
CSIL Shareholders [Member]
Reverse Recapitalizations [Line Items]
Business combination capital issuance of shares	119,522,880
CSIL Shareholders [Member] | Ordinary Shares [Member]
Reverse Recapitalizations [Line Items]
Business combination capital issuance of shares	119,522,880
PIPE Investor [Member]
Reverse Recapitalizations [Line Items]
Business combination capital issuance of shares	6,564,647
PIPE Investor [Member] | Ordinary Shares [Member]
Reverse Recapitalizations [Line Items]
Business combination capital issuance of shares	6,564,647
Non-Redeeming Vine Hill Shareholders [Member]
Reverse Recapitalizations [Line Items]
Business combination capital issuance of shares	1,292,681
Non-Redeeming Vine Hill Shareholders [Member] | Ordinary Shares [Member]
Reverse Recapitalizations [Line Items]
Business combination capital issuance of shares	1,292,681
Vine Hill Shareholders Redeemed [Member]
Reverse Recapitalizations [Line Items]
Stock Redeemed or Called During Period, Shares	20,707,319
Stock Redeemed or Called During Period, Value | $	$ 221,800,000